Shareholder Report, Holdings (Details)	May 31, 2026
C000006368 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000006368 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006368 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000006368 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000006368 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006368 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006368 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006368 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006368 [Member] | Dell Technologies Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006368 [Member] | QUALCOMM [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000006368 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006368 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006368 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000006368 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000006368 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006368 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.17%
C000006368 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000006368 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000006368 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006368 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.64%
C000006370 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000006370 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006370 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000006370 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000006370 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006370 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006370 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006370 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006370 [Member] | Dell Technologies Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006370 [Member] | QUALCOMM [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000006370 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006370 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006370 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000006370 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000006370 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006370 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.17%
C000006370 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000006370 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000006370 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006370 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.64%
C000006371 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000006371 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006371 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000006371 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000006371 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006371 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006371 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006371 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006371 [Member] | Dell Technologies Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006371 [Member] | QUALCOMM [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000006371 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006371 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006371 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000006371 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000006371 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006371 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.17%
C000006371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000006371 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000006371 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006371 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.64%
C000006372 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000006372 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006372 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000006372 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000006372 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006372 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006372 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006372 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000006372 [Member] | Dell Technologies Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006372 [Member] | QUALCOMM [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000006372 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006372 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006372 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000006372 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000006372 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006372 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.17%
C000006372 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000006372 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000006372 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000006372 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.64%
C000240402 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000240402 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000240402 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000240402 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000240402 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240402 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000240402 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240402 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000240402 [Member] | Dell Technologies Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000240402 [Member] | QUALCOMM [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000240402 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000240402 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000240402 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000240402 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000240402 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000240402 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.17%
C000240402 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000240402 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240402 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240402 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.64%
C000171462 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000171462 [Member] | First Financial Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000171462 [Member] | Timken [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000171462 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000171462 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000171462 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000171462 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000171462 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000171462 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000171462 [Member] | Terex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000171462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[1]
C000171462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%	[1]
C000171462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
C000171462 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[1]
C000171462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%	[1]
C000171462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[1]
C000171462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.12%	[1]
C000171462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[1]
C000171462 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[1]
C000171462 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000006380 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006380 [Member] | First Financial Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006380 [Member] | Timken [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006380 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006380 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000006380 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006380 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006380 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006380 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000006380 [Member] | Terex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[2]
C000006380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%	[2]
C000006380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[2]
C000006380 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
C000006380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%	[2]
C000006380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[2]
C000006380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.12%	[2]
C000006380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[2]
C000006380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[2]
C000006380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000006381 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006381 [Member] | First Financial Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006381 [Member] | Timken [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006381 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006381 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000006381 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006381 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006381 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006381 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000006381 [Member] | Terex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[3]
C000006381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%	[3]
C000006381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[3]
C000006381 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[3]
C000006381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%	[3]
C000006381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[3]
C000006381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.12%	[3]
C000006381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[3]
C000006381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[3]
C000006381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000006373 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000006373 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000006373 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006373 [Member] | Credo Technology Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006373 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000006373 [Member] | MYR Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006373 [Member] | Silicon Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006373 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006373 [Member] | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006373 [Member] | ESCO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[4]
C000006373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%	[4]
C000006373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%	[4]
C000006373 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000006373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[4]
C000006373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%	[4]
C000006373 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[4]
C000006373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.94%	[4]
C000006373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%	[4]
C000006373 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[4]
C000006373 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[4]
C000006374 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000006374 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000006374 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006374 [Member] | Credo Technology Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006374 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000006374 [Member] | MYR Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006374 [Member] | Silicon Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006374 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006374 [Member] | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006374 [Member] | ESCO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[5]
C000006374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%	[5]
C000006374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%	[5]
C000006374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000006374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[5]
C000006374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%	[5]
C000006374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[5]
C000006374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.94%	[5]
C000006374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%	[5]
C000006374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[5]
C000006374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[5]
C000006375 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000006375 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000006375 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006375 [Member] | Credo Technology Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006375 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000006375 [Member] | MYR Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006375 [Member] | Silicon Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006375 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006375 [Member] | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006375 [Member] | ESCO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[6]
C000006375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%	[6]
C000006375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%	[6]
C000006375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[6]
C000006375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[6]
C000006375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%	[6]
C000006375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[6]
C000006375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.94%	[6]
C000006375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%	[6]
C000006375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[6]
C000006375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[6]
C000006376 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000006376 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000006376 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006376 [Member] | Credo Technology Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006376 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000006376 [Member] | MYR Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006376 [Member] | Silicon Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006376 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006376 [Member] | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006376 [Member] | ESCO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[7]
C000006376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%	[7]
C000006376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%	[7]
C000006376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000006376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[7]
C000006376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%	[7]
C000006376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[7]
C000006376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.94%	[7]
C000006376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%	[7]
C000006376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[7]
C000006376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[7]
C000171461 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171461 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000171461 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171461 [Member] | Credo Technology Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000171461 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000171461 [Member] | MYR Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000171461 [Member] | Silicon Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000171461 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000171461 [Member] | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000171461 [Member] | ESCO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000171461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[8]
C000171461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%	[8]
C000171461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%	[8]
C000171461 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[8]
C000171461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[8]
C000171461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%	[8]
C000171461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[8]
C000171461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.94%	[8]
C000171461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%	[8]
C000171461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[8]
C000171461 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[8]
C000006377 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006377 [Member] | First Financial Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006377 [Member] | Timken [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006377 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006377 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000006377 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006377 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006377 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006377 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000006377 [Member] | Terex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[9]
C000006377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%	[9]
C000006377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[9]
C000006377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[9]
C000006377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%	[9]
C000006377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[9]
C000006377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.12%	[9]
C000006377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[9]
C000006377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[9]
C000006377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000006379 [Member] | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006379 [Member] | First Financial Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006379 [Member] | Timken [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006379 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006379 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000006379 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006379 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000006379 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006379 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000006379 [Member] | Terex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[10]
C000006379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.07%	[10]
C000006379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[10]
C000006379 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[10]
C000006379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%	[10]
C000006379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[10]
C000006379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.12%	[10]
C000006379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[10]
C000006379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[10]
C000006379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[10]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.